Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2019
Common Equity Tier 1 capital:
Actual		¥ 2,256,768
Required, ratio		120.00%
Leverage Ratio:
Required, ratio					3.00%
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required, amount	[1]	¥ 5,676,000		¥ 5,184,000
Actual		8,315,000		8,067,000
Required, amount	[1]	6,733,000		6,155,000
Actual		¥ 9,803,000		¥ 9,713,000
Required, ratio	[1]	9.56%		9.51%
Actual		13.91%		15.00%
Required, amount	[1]	¥ 8,142,000		¥ 7,450,000
Actual		¥ 11,306,000		¥ 11,351,000
Required, ratio	[1]	11.56%		11.51%
Actual		16.05%		17.53%
Required, amount	[2]	¥ 7,680,000		¥ 6,389,000
Actual	[2]	¥ 9,803,000		¥ 9,713,000
Common Equity Tier 1 capital:
Required, ratio	[1]	8.06%		8.01%
Actual		11.80%		12.46%
Leverage Ratio:
Required, ratio	[2]	3.50%	[3]	3.00%
Actual	[2]	4.46%		4.56%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,941,000		¥ 2,683,000
Actual		6,873,000		6,968,000
Required, amount		3,922,000		3,578,000
Actual		¥ 8,356,000		¥ 8,604,000
Required, ratio		6.00%		6.00%
Actual		12.78%		14.42%
Required, amount		¥ 5,229,000		¥ 4,771,000
Actual		¥ 9,769,000		¥ 10,150,000
Required, ratio		8.00%		8.00%
Actual		14.94%		17.02%
Required, amount	[2]	¥ 6,216,000		¥ 5,971,000
Actual	[2]	¥ 8,356,000		¥ 8,604,000
Common Equity Tier 1 capital:
Required, ratio		4.50%		4.50%
Actual		10.51%		11.68%
Leverage Ratio:
Required, ratio	[2]	3.00%		3.00%
Actual	[2]	4.03%		4.32%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 2,751,000		¥ 2,528,000
Actual		5,981,000		6,293,000
Required, amount		3,668,000		3,370,000
Actual		¥ 7,450,000		¥ 7,919,000
Required, ratio		6.00%		6.00%
Actual		12.18%		14.09%
Required, amount		¥ 4,891,000		¥ 4,494,000
Actual		¥ 8,853,000		¥ 9,483,000
Required, ratio		8.00%		8.00%
Actual		14.48%		16.88%
Required, amount	[2]	¥ 5,767,000		¥ 5,570,000
Actual	[2]	¥ 7,450,000		¥ 7,919,000
Common Equity Tier 1 capital:
Required, ratio		4.50%		4.50%
Actual		9.78%		11.20%
Leverage Ratio:
Required, ratio	[2]	3.00%		3.00%
Actual	[2]	3.87%		4.26%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 77,000		¥ 79,000
Actual		444,000		442,000
Required, amount		102,000		105,000
Actual		¥ 444,000		¥ 442,000
Required, ratio		6.00%		6.00%
Actual		25.94%		25.18%
Required, amount		¥ 137,000		¥ 140,000
Actual		¥ 444,000		¥ 442,000
Required, ratio		8.00%		8.00%
Actual		25.95%		25.18%
Required, amount	[2]	¥ 125,000		¥ 130,000
Actual	[2]	¥ 444,000		¥ 442,000
Common Equity Tier 1 capital:
Required, ratio		4.50%		4.50%
Actual		25.94%		25.18%
Leverage Ratio:
Required, ratio	[2]	3.00%		3.00%
Actual	[2]	10.61%		10.20%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required, amount		¥ 76,000		¥ 78,000
Actual		425,000		425,000
Required, amount		101,000		104,000
Actual		¥ 425,000		¥ 425,000
Required, ratio		6.00%		6.00%
Actual		25.10%		24.40%
Required, amount		¥ 135,000		¥ 139,000
Actual		¥ 425,000		¥ 425,000
Required, ratio		8.00%		8.00%
Actual		25.11%		24.40%
Required, amount	[2]	¥ 122,000		¥ 126,000
Actual	[2]	¥ 425,000		¥ 425,000
Common Equity Tier 1 capital:
Required, ratio		4.50%		4.50%
Actual		25.10%		24.40%
Leverage Ratio:
Required, ratio	[2]	3.00%		3.00%
Actual	[2]	10.44%		10.09%

[1]	The required ratios disclosed above, at March 31, 2022, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01% and the additional loss absorbency requirements for G-SIBs and D-SIBs of 1.0%. The required ratios disclosed above, at March 31, 2023, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.06% and the additional loss absorbency requirements for G-SIBs and D-SIBs of 1.0%. These are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	The required and actual amounts disclosed above at March 31, 2022 and 2023 exclude amounts of deposits to the Bank of Japan.
[3]	The required ratio disclosed above, at March 31, 2023, includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.